Accumulated Other Comprehensive Income (Loss) - Components of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 4,270	$ 15,157
Other comprehensive (loss) income before reclassifications	1,171	(12,189)
Amounts reclassified from AOCI	710	1,302
Net current period other comprehensive income (loss)	1,881	(10,887)
Balance	6,151	4,270
Cumulative Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	5,098	17,287
Other comprehensive (loss) income before reclassifications	1,171	(12,189)
Net current period other comprehensive income (loss)	1,171	(12,189)
Balance	6,269	5,098
Unrealized Gains and Losses on Derivative Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	(828)	(2,130)
Amounts reclassified from AOCI	710	1,302
Net current period other comprehensive income (loss)	710	1,302
Balance	$ (118)	$ (828)